Operating Lease (Details) - Schedule of future minimum lease payments on operating leases	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments on operating leases [Abstract]
2022	$ 2,065,695
2023	2,018,242
2024	1,133,015
2025	71,542
Total minimum lease payments	5,288,494
Short term lease	(378,763)
Imputed interest	(398,551)
Present value of minimum lease payments	4,511,180
Less: classified as current liabilities	(1,446,823)
Non-current liabilities	$ 3,064,357